Business acquisitions and disposition - Summary of Assets and Liabilities Sold (Details) - CAD ($) $ in Millions	Dec. 31, 2023	May 03, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other receivables	$ 4,031		$ 4,138
Prepaid expenses	230		244
Intangible assets	16,609		16,183	$ 15,570
Goodwill	10,942		10,906
Total assets	71,940		69,329
Trade payables and other liabilities	4,729		5,221
Contract liabilities	811		857
Debt due within one year	5,042		4,137
Long-term debt	31,135		27,783
Deferred tax liabilities	4,869		4,953
Total liabilities	51,383		46,814
Non-controlling interest	$ 328		$ 337
Disposal Group, Disposed Of By Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other receivables		$ 1
Prepaid expenses		1
Property, plant and equipment		179
Intangible assets		4
Goodwill		76
Total assets		261
Trade payables and other liabilities		10
Contract liabilities		3
Debt due within one year		11
Long-term debt		82
Deferred tax liabilities		3
Total liabilities		109
Non-controlling interest		23
Total net assets		$ 129